Right-of-use Assets and Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2020 HKD ($)
Right-of-use Assets and Lease Liabilities (Details) [Line Items]
Right-of-use assets	$ 42,491,805		$ 23,884,854		$ 5,470,320	$ 541,625
Lease liabilities						$ 541,625
Operating Lease Expense [Member]
Right-of-use Assets and Lease Liabilities (Details) [Line Items]
Operating lease expense	$ 3,866,322	$ 497,744	$ 3,271,053	$ 2,580,711